Cover	Oct. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2021
Entity File Number	333-222288
Entity Registrant Name	CAT9 Group Inc.
Entity Central Index Key	0001632275
Entity Tax Identification Number	47-2912810
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Room 2001, Dading Century Square, No 387
Entity Address, Address Line Two	Tianren Road
Entity Address, Address Line Three	Wuhou District
Entity Address, City or Town	Chengdu
Entity Address, Country	CN
Entity Address, Postal Zip Code	610000
City Area Code	86-028
Local Phone Number	85594777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false